Annual Total Returns - Fidelity Freedom® 2045 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-15 - Fidelity Freedom® 2045 Fund - Fidelity Freedom 2045 Fund - Retail Class	Jul. 13, 2021
Bar Chart Table:
Annual Return 2011	(5.02%)
Annual Return 2012	14.79%
Annual Return 2013	21.60%
Annual Return 2014	5.79%
Annual Return 2015	(0.16%)
Annual Return 2016	8.57%
Annual Return 2017	22.21%
Annual Return 2018	(8.91%)
Annual Return 2019	25.40%
Annual Return 2020	18.15%